Investment in Associates and Investments in Investees (Tables)	12 Months Ended
Dec. 31, 2022
Investment in Associates and Investments in Investees [Abstract]
Schedule of fair value of the investment
Balance at January 1, 2022	$-
Investment date March 31, 2022	700
Equity losses from investment in MitoCareX	(109)

Balance at December 31, 2022	$591